Drilling units (Details) - Drilling units - USD ($) $ in Millions		2 Months Ended	10 Months Ended		12 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023
Cost
Opening balance	$ 1,575	$ 2,241	$ 1,575	$ 1,575	$ 1,761
Aquadrill acquisition					1,252
Additions		20	210		206
Disposals		(23)	(24)		(86)
Derecognition of West Linus	(211)
Closing balance	1,575	1,575	1,761	1,761	3,133
Accumulated depreciation
Opening balance	0	(810)	0	0	(93)
Depreciation		(17)	(93)		(183)
Disposals		23			1
Derecognition of West Linus	36
Closing balance	0	0	(93)	(93)	(275)
Net Book Value [Abstract]
Opening balance	1,575	1,431	1,575	1,575	1,668
Disposals					(85)
Disposal groups		0	(24)
Derecognition of West Linus	(175)
Closing balance	1,575	1,575	1,668	$ 1,668	$ 2,858
Predecessor
Cost
Opening balance		2,238
Closing balance
Accumulated depreciation
Opening balance		(804)
Closing balance
Net Book Value [Abstract]
Opening balance		1,434
Closing balance
Fresh Start Adjustments
Cost
Opening balance	452		452
Closing balance		452
Accumulated depreciation
Opening balance	(768)		(768)
Closing balance		(768)
Net Book Value [Abstract]
Opening balance	$ (316)		$ (316)
Closing balance		$ (316)